Goodwill and Intangible Assets Changes in the Carrying Amount of Goodwill by Segment (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 29, 2018	Jul. 01, 2017	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Goodwill [Roll Forward]
Beginning balance			$ 36,503
Impairment losses	$ (6,900)		(1,197)	$ (7,008)	$ 0
Acquisitions			130
Translation adjustments and other			110
Ending balance	36,503		35,546	36,503
United States
Goodwill [Roll Forward]
Beginning balance			29,597
Impairment losses			(118)
Acquisitions			124
Translation adjustments and other			(2)
Ending balance	29,597		29,601	29,597
International
Goodwill [Roll Forward]
Beginning balance			4,468
Impairment losses		$ (49)	(1,079)
Acquisitions			6
Translation adjustments and other			6
Ending balance	4,468		3,401	4,468
Canada
Goodwill [Roll Forward]
Beginning balance			2,438
Impairment losses			0
Acquisitions			0
Translation adjustments and other			106
Ending balance	$ 2,438		$ 2,544	$ 2,438